Risk Management_Cash flow from principal and interest payments of nonderivative financial liabilities by remaining contractual maturities (Details) - KRW (₩)	Jun. 30, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	₩ 176,097,000,000	₩ 327,030,000,000
Deposits due to customers	240,721,692,000,000	238,249,257,000,000
Borrowings	16,184,965,000,000	15,080,533,000,000
Debentures	28,724,866,000,000	29,811,344,000,000
Other financial liabilities	16,896,806,000,000	10,144,982,000,000
Total	302,704,426,000,000	293,613,146,000,000
Within 3 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	176,097,000,000	168,442,000,000
Deposits due to customers	145,033,422,000,000	148,008,777,000,000
Borrowings	6,407,137,000,000	6,115,732,000,000
Debentures	979,221,000,000	1,955,255,000,000
Other financial liabilities	14,098,508,000,000	7,121,342,000,000
Total	166,694,385,000,000	163,369,548,000,000
4 to 6 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	0	155,984,000,000
Deposits due to customers	38,505,386,000,000	29,563,310,000,000
Borrowings	2,639,064,000,000	1,893,173,000,000
Debentures	1,801,149,000,000	2,452,565,000,000
Other financial liabilities	216,627,000,000	162,871,000,000
Total	43,162,226,000,000	34,227,903,000,000
7 to 9 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	0	1,717,000,000
Deposits due to customers	22,976,591,000,000	18,175,348,000,000
Borrowings	1,876,893,000,000	1,489,272,000,000
Debentures	2,183,459,000,000	1,018,714,000,000
Other financial liabilities	3,644,000,000	825,000,000
Total	27,040,587,000,000	20,685,876,000,000
10 to 12 months
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	0	512,000,000
Deposits due to customers	24,574,059,000,000	32,468,110,000,000
Borrowings	1,478,115,000,000	1,178,107,000,000
Debentures	2,407,879,000,000	1,744,731,000,000
Other financial liabilities	908,000,000	1,003,000,000
Total	28,460,961,000,000	35,392,463,000,000
1 to 5 years
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	0	375,000,000
Deposits due to customers	7,487,432,000,000	7,409,118,000,000
Borrowings	3,238,353,000,000	3,924,681,000,000
Debentures	18,626,696,000,000	19,770,380,000,000
Other financial liabilities	621,127,000,000	128,940,000,000
Total	29,973,608,000,000	31,233,494,000,000
Over 5 years
Disclosure of maturity analysis for derivative financial liabilities by remaining contractual maturity [Line Items]
Financial liabilities at FVTPL	0	0
Deposits due to customers	2,144,802,000,000	2,624,594,000,000
Borrowings	545,403,000,000	479,568,000,000
Debentures	2,726,462,000,000	2,869,699,000,000
Other financial liabilities	1,955,992,000,000	2,730,001,000,000
Total	₩ 7,372,659,000,000	₩ 8,703,862,000,000